CHARLENE GRANT

Vice President, Counsel

Phone: 949-219-7286

Fax: 949-219-3706

Charlene.Grant@pacificlife.com

May 22, 2015

Deborah D. Skeens

Senior Counsel

Office of Insurance Products

Division of Investment Management

U.S. Securities & Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

Re:	Registration Statement for Pacific Select VUL-Accumulation Flexible Premium Life Insurance Policy (File Number 333-202248) funded by Pacific Select Exec Separate Account (File Number 811-05563) of Pacific Life Insurance Company

Dear Ms Skeens:

On behalf of Pacific Life Insurance Company (“Pacific Life”) and Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Pre-Effective Amendment No. 1 to the above referenced Registration Statement, with exhibits, on Form N-6. The enclosed relates to a variable life insurance policy, designated as Pacific Select VUL-Accumulation (“PS VUL-A”), which is funded by the Separate Account.

The purpose of this filing is to incorporate Staff comments dated April 22, 2015 and make additional changes not reflected in the initial registration statement.

If you have any questions or comments with respect to this filing, please contact me at the number listed above. Thank you.

Sincerely,

/s/CHARLENE GRANT

Charlene Grant